Financial instruments and risk management - Additional information (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) lb	Dec. 31, 2022 USD ($) lb
Disclosure of detailed information about financial instruments [line items]
Expected unconditional royalty payments to be received	$ 214,000,000	$ 209,000,000
Percentage of change in coal spot price	15.00%
Forecast
Disclosure of detailed information about financial instruments [line items]
Expected unconditional royalty payments to be received	$ 90,000,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage of change in coal spot price	15.00%
Percentage of change in spot price	15.00%
Increase in carrying value of forward contract due to coal spot price assumptions	$ 64,000,000	68,000,000
Decrease in carrying value of forward contract due to decrease in spot price	39,000,000	18,000,000
Level 3 | Aluminium embedded derivatives separated from the power contract
Disclosure of detailed information about financial instruments [line items]
Long-term embedded derivatives with fair value	186,000,000	208,000,000
Interest rate risk | Pound sterling
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	33,000,000	35,000,000
Interest rate risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Increase in financial derivative charges on interest rate before tax	$ 42,000,000	$ 48,000,000
Interest rate risk | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Adjusted borrowings, interest rate	68.00%	77.00%
Interest rate risk | SOFR
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Borrowing cost recognised	$ 5,000,000	$ 26,000,000
Commodity price risk | Copper
Disclosure of detailed information about financial instruments [line items]
Quantity of unsettled copper sales | lb	92	83
Provisionally priced unsettled copper sales per pound	$ 3.87	$ 3.80
Increase (decrease) in net earnings due to price change	$ 22,000,000	$ 19,000,000
Commodity price risk | Copper | Level 3
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in copper price	10.00%
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Percentage of change in annual foreign exchange rate	10.00%